Nationwide NYSE Arca Tech 100 Index Fund Expense Example - Nationwide NYSE Arca Tech 100 Index Fund	Oct. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 637
Expense Example, with Redemption, 3 Years	768
Expense Example, with Redemption, 5 Years	911
Expense Example, with Redemption, 10 Years	1,327
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	381
Institutional Service Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	241
Expense Example, with Redemption, 10 Years	$ 542